Financial Instruments	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial Instruments

Note 32. Financial instruments

Financial risk management objectives

The consolidated entity’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, price risk and interest rate risk), credit risk and liquidity risk. The consolidated entity’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the consolidated entity. The Board of Directors has the overall responsibility for the risk management framework and has adopted a Risk Management Policy.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the consolidated entity’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising any return.

Foreign currency risk

The consolidated entity undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations. The company is listed on the NASDAQ capital market and holds a portion of its cash assets in US denominated bank accounts. In addition, the acquisition of the Wellteq and Vertica groups during the financial year has further exposed the consolidated entity to fluctuations in the Canadian Dollar, Singaporean Dollar and South African Rand.

Foreign exchange risk arises from future commercial transactions and recognised financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

The consolidated entity does not have any direct exposure to equity risk.

Price risk

The consolidated entity is not exposed to any significant price risk.

Interest rate risk

The consolidated entity has cash assets which may be susceptible to fluctuations in changes in interest rates. Whilst the consolidated entity requires the cash assets to be sufficiently liquid to cover any planned or unforeseen future expenditure, which prevents the cash assets being committed to long term fixed interest arrangements.

At the reporting date, the interest profile of the consolidated entity’s interest-bearing financial instruments was:

	Carrying value
	30 June 2023	30 June 2022
	$	$

Fixed rate instruments
Financial asset[1]	806,940	803,072
Financial liabilities	(1,803,436)	(1,161,384)
	(996,496)	(358,312)

Variable rate instruments
Financial assets	2,104,584	6,011,368

[1]	Whilst the consolidated entity has fully impaired the Loan Receivable from Bearn LLC as at 30 June 2023 and 2022, it continues to accrue interest on this financial asset. The interest portion of this loan receivable has been fully impaired. See Note 24.

Cash flow sensitivity analysis for variable rate instruments

A change of 100 basis points in interest rates at the reporting date would have increased / (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit of Loss		Equity
	1% increase	1% decrease	1% increase	1% decrease
	$	$	$	$

2023
Variable Rate Instruments	21,046	(21,046)	21,046	(21,046)

2022
Variable Rate Instruments	60,114	(60,114)	60,114	(60,114)

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the consolidated entity. The consolidated entity has a strict code of credit, including obtaining agency credit information, confirming references and setting appropriate credit limits. The consolidated entity obtains guarantees where appropriate to mitigate credit risk. The maximum exposure to credit risk at the reporting date to recognised financial assets is the carrying amount, net of any provisions for impairment of those assets, as disclosed in the statement of financial position and notes to the financial statements. The consolidated entity does not hold any collateral.

Trade and other receivables

The carrying amount recorded in the financial statements, net of any allowance for losses, represents the consolidated entity’s maximum exposure to credit risk.

Cash deposits

The Directors believe any risk associated with the use of predominantly only one bank is addressed through the use of at least an A-rated bank as a primary banker and by the holding of a portion of funds on deposit with alternative A-rated institutions. Except for this matter the consolidated entity currently has no significant concentrations of credit risk.

The Directors do not consider that the consolidated entity’s financial assets are subject to anything more than a negligible level of credit risk, and as such no disclosures are made.

Liquidity risk

Liquidity risk is the risk that the consolidated entity will not be able to meet its financial obligations as they fall due. The consolidated entity’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the consolidated entity’s reputation.

The consolidated entity manages liquidity risk by monitoring its cash reserves and forecasting spending. Management is cognisant of the future demands for liquid finance resources to finance the consolidated entity’s current and future operations, and consideration is given to the liquid assets available to the consolidated entity before commitment is made to future expenditure or investment.

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

	Weighted average	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	interest rate	amount	cash flows	or less	months	years	years	years
30 June 2023%		$	$	$	$	$	$	$

Trade and other payables	-	3,467,554	3,467,554	3,467,554	-	-	-	-
Interest bearing borrowings	11.25%	1,207,712	1,207,712	1,207,712	-	-	-	-
Lease liabilities	7.80%	370,064	442,469	45,000	46,800	95,472	255,197	-
Convertible notes	8.00%	225,460	225,460	-	-	-	225,460	-
Other current liabilities	-	432,464	432,464	432,464	-	-	-	-
Other non-current liabilities	-	346,796	346,796	-	-	346,796	-	-
		6,050,050	6,122,455	5,152,730	46,800	442,268	480,657	-

	Weighted average	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	interest rate	amount	cash flows	or less	months	years	years	years
30 June 2022%		$	$	$	$	$	$	$

Trade and other payable	-	500,769	500,769	500,769	-	-	-	-
Interest bearing borrowings	10.00%	1,110,171	1,110,171	1,110,171	-	-	-	-
Lease liabilities	10.00%	51,213	51,213	51,213	-	-	-	-
		1,662,153	1,662,153	1,662,153	-	-	-	-

Fair value of financial instruments

The fair values of financial assets and liabilities, together with their carrying amounts in the statement of financial position, for the consolidated entity are as follows:

	30 June 2023		30 June 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Consolidated	$	$	$	$

Assets
Cash and cash equivalents	2,104,584	2,104,584	6,011,368	6,011,368
Trade receivables	311,912	311,912	51,176	51,176
	2,416,496	2,416,496	6,062,544	6,062,544

Liabilities
Trade and other payables	3,467,554	3,467,554	500,769	500,769
Interest bearing borrowings	1,433,172	1,433,172	1,110,171	1,110,171
Lease liability - current	65,182	65,182	51,213	51,213
Lease liability - non current	305,082	305,082	-	-
Other payables (Note 28)	346,796	346,796	-	-
	5,617,786	5,617,786	1,662,153	1,662,153

Impairment losses

For the year ended 30 June 2023, the Directors elected to impair all the consolidated entity’s investments and loan receivable as listed in these Financial Statements, as the Directors believe that there is currently a lack of reliable indicators to assess the fair value of these investments. Refer to note 9 for additional information.